Other Balance Sheet Accounts - Held for sale current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 919,227	$ 1,479,969	$ 1,268,441	$ 1,410,339
Property and equipment, net	66,221	$ 97,648
Non-current assets held for sale [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	9,317
Property and equipment, net	$ 34,092